Investments, Net (Details) - USD ($)		1 Months Ended
		Jan. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2023	Sep. 30, 2022
Investments [Line Items]
Company acquired equity interest	[1]		$ 11,272,414	$ 11,510,894
Linyi Xing Caitong New Energy Partnership [Member]
Investments [Line Items]
Equity interest percentage					25.00%
Company acquired equity interest					$ 6,853,070
Shanghai Mingli New Energy Technology Co., Ltd [Member]
Investments [Line Items]
Equity interest percentage				40.00%
Company acquired equity interest				$ 4,075,467
Chongqing Chenglu Technology Co., Ltd
Investments [Line Items]
Equity interest percentage						6.00%
Company acquired equity interest						$ 3,479,252
Yueneng Silicon Industry (Hangzhou) Partnership Enterprise (Limited Partnership) [Member]
Investments [Line Items]
Equity interest percentage		3.6554%
Shanghai Mingli [Member]
Investments [Line Items]
Company acquired equity interest			$ 7,888,996
Chongqing Chenglu Technology Co., Ltd
Investments [Line Items]
Equity interest		$ 2,849,977

[1]	In March 2023, the Group acquired 25% equity interest of Linyi Xing Caitong New Energy Partnership for $6,853,070 which was accounted for using the equity method. In September 2024, the Group paid $4,075,467 to acquire 40% equity interest of Shanghai Mingli New Energy Technology Co., Ltd. (“Shanghai Mingli”).